Operating Segments - Schedule of Reporting on Operating Segments (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Schedule of Reporting on Operating Segments [Line Items]
Revenues	$ 45,240	$ 44,018	$ 180,460
Gross profit	19,116	20,749	76,407
Unallocated corporate expenses	(12,163)	(12,954)	(50,174)
Finance expenses, net	(1,562)	(1,182)	(2,766)
Income before taxes on income	5,391	6,613	23,467
Proprietary Products [Member]
Schedule of Reporting on Operating Segments [Line Items]
Revenues	36,227	40,017	156,206
Gross profit	18,025	20,279	72,278
Distribution [Member]
Schedule of Reporting on Operating Segments [Line Items]
Revenues	9,013	4,001	24,254
Gross profit	$ 1,091	$ 470	$ 4,129